Share option scheme and Restricted Stock Units - Disclosure of share-based payment expense (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 203	£ 618	£ 331	£ 1,163
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	90	143	151	278
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 113	£ 475	£ 180	£ 885